INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Reconciliation of changes in investment property [abstract]
Fair value, beginning of period	$ 84,309
Additions	3,100
Acquisitions through business combinations, investment property	211
Dispositions	(3,665)
Fair value changes	(99)
Foreign currency translation	64
Fair value, end of period	$ 84,895